UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Bruce A. Rosenblum
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLP
875 East Wisconsin Avenue, #800	1615 L Street N.W., Suite 1200
Milwaukee, Wisconsin 53202	Washington, DC 20036
(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/06

Date of reporting period: 12/31/06

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.9%
ARGENTINA - 0.9%
Tenaris S.A. (ADR)	1,300	$64,857

BAHRAIN - 0.4%
Investcorp Bank B.S.C. (GDR) (1)(2)	1,000	26,500

BRAZIL - 13.2%
All America Latina Logistica (ALL) (Unit) (1)	5,000	51,437
Banco Itau Holding Financeira SA, Preferred (1)	2,400	86,558
Banco Nossa Caixa SA (1)	1,400	31,188
Companhia Energetica de Minas Gerais- CEMIG, Preferred (1)	1,000,000	48,865
Companhia Vale do Rio Doce (CVRD) (1)	5,500	163,505
EDP - Energias do Brasil SA (1)	2,200	33,948
Empresa Brasileira de Aeronautica S.A. (Embraer) (1)	3,800	39,273
Klabin Segall SA (1) (2)	3,700	30,922
Petroleo Brasileiro S.A. - Petrobras (1)	8,700	223,671
Suzano Papel e Celulose S.A., Class A, Preferred (1)	3,400	33,555
Tam SA, Preferred (1)	1,200	36,075
Telesp - Telecomunicacoes de Sao Paulo S.A. (1)	1,500	33,146
Tim Participacoes S.A., Preferred (1)	10,900,000	37,575
Unibanco - Uniao de Bancos Brasileiros S.A. (Unit) (1)	6,800	63,211

		912,929

CHILE - 0.5%
Compania Cervecerias Unidas S.A. (ADR)	1,200	35,640

CHINA - 9.0%
Chaoda Modern Agriculture (Holdings) Limited	94,000	60,545
China Coal Energy Company, H Shares (2)	125,000	81,477
Geely Automobile Holdings Limited	205,000	20,294
GOME Electrical Appliances Holdings Limited	66,888	52,456
Huaneng Power International, Inc., H Shares	50,000	44,611
Mindray Medical International Limited, Class A (ADR) (2)	2,200	52,624
New Oriental Education & Technology Group, Inc. (ADR) (2)	1,933	64,833
Samson Holding Ltd.	103,000	56,940
Weichai Power Co., Ltd., H Shares	14,000	49,407
Zhuzhou CSR Times Electric Co., Ltd., H Shares (2)	100,000	138,334

		621,521

COLOMBIA - 0.5%
Suramericana de Inversiones S.A. (1)	3,800	34,766

EGYPT - 2.3%
Egyptian Financial Group-Hermes Holding (1)(2)	5,100	35,898
Orascom Construction Industries (OCI) (1)	952	45,989
Orascom Telecom Holding SAE (1)	1,131	74,762

		156,649

HONG KONG - 1.4%
Huabao International Holdings Limited (2)	95,000	51,541
Tingyi (Cayman Islands) Holding Corporation	44,000	43,048

		94,589

INDIA - 3.8%
Bajaj Hindusthan Limited	6,544	32,528
Bharat Petroleum Corporation Limited	3,410	25,972
Hindalco Industries Limited	15,355	60,539
ITC Limited	10,442	41,558
Jaiprakash Associates Ltd.	2,901	47,526
Punjab National Bank Limited	2,720	31,158
Wockhardt Limited	3,400	26,963

		266,244

INDONESIA - 0.9%
PT Telekomunikasi Indonesia, Series B (1)	58,500	65,697

ISRAEL - 2.1%
Makhteshim-Agan Industries Ltd. (1)	6,402	36,331
Teva Pharmaceutical Industries Ltd. (1)	3,540	110,441

		146,772

KAZAKHSTAN - 1.1%
Halyk Savings Bank of Kazakhstan (GDR) (1)(2)	3,435	75,570

LEBANON - 0.4%
SOLIDERE (GDR) (1)	1,800	29,160

MEXICO - 8.9%
America Movil S.A. de C.V., Series L	67,400	151,982
Consorcio ARA, S.A. de C.V.	10,000	67,731
Controladora Comercial Mexicana S.A. de C.V., Series UBC	25,300	65,574
Fomento Economico Mexicano, S.A. de C.V., Series UBD	6,600	76,582
Grupo Aeroportuario del Pacifico SA de CV, Class B	9,700	38,071
Grupo Financiero Banorte S.A. de C.V., O Shares	14,800	57,868
Grupo Mexico SAB de CV, Series B	17,500	64,149
Grupo Televisa S.A., Series CPO	16,900	91,563

		613,520

NETHERLANDS - 0.6%
Plaza Centers (Europe) BV (2)	10,300	39,427

PAKISTAN - 0.4%
Pakistan Telecommunication Company Limited, Class A	42,000	30,562

POLAND - 1.2%
Pfleiderer Grajewo S.A.	2,003	38,635
Polski Koncern Naftowy Orlen S.A.	2,700	44,360

		82,995

RUSSIA - 5.9%
LUKOIL (ADR)	2,424	211,858
Mining and Metallurgical Company Norilsk Nickel (ADR)	617	97,486
NovaTek OAO (GDR)	705	44,768
VolgaTelecom (ADR) (1)	4,200	50,442

		404,554

SOUTH AFRICA - 8.7%
Edgars Consolidated Stores Limited	8,770	48,782
Ellerine Holdings Limited	3,600	39,910
Gold Fields Limited	4,614	87,336
Impala Platinum Holdings Limited	4,832	126,773
MTN Group Limited	6,902	83,947
Reunert Limited	3,581	41,742
Sasol	3,509	129,483
Steinhoff International Holdings Limited	11,600	41,102

		599,075

SOUTH KOREA - 14.7%
CJ Home Shopping (1)	296	24,430
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (1)	1,170	36,673
GS Engineering & Construction Corp. (1)	598	53,200
Hyundai Development Company (1)	746	45,685
Hyundai Motor Company (1)	891	64,706
Kookmin Bank (1)	1,640	132,185
Korean Air Lines Co., Ltd. (1)	818	31,038
MegaStudy Co., Ltd. (1)	277	40,812
Samsung Electronics Co., Ltd. (1)	515	337,288
Shinhan Financial Group Co., Ltd. (1)	1,780	91,211
Shinsegae Co., Ltd. (1)	128	79,824
SK Telecom Co., Ltd. (1)	323	77,136

		1,014,188

TAIWAN - 13.9%
Acer Inc.	41,160	85,895
AU Optronics Corp.	42,000	58,389
Cathay Financial Holding Co., Ltd.	44,088	100,123
Chinatrust Financial Holding Company Ltd.	97,440	81,487
Far Eastern Textile Ltd.	83,740	73,242
Far EasTone Telecommunications Co., Ltd.	24,000	27,215
Hon Hai Precision Industry Co., Ltd. (Foxconn)	22,800	162,682
Taishin Financial Holdings Co., Ltd. (2)	202,000	118,404
Taiwan Fertilizer Co., Ltd.	19,000	36,327
Taiwan Semiconductor Manufacturing Company Ltd.	86,000	178,149
United Microelectronics Corporation	66,513	41,335

		963,248

THAILAND - 3.1%
Bumrungrad Hospital Public Company Limited (NVDR)	32,500	33,921
Krung Thai Bank Public Company Limited (NVDR)	110,100	36,959
The Siam Cement Public Company Limited (NVDR)	6,500	44,372
Siam City Bank Public Company Limited (NVDR)	53,400	25,457
Siam Commercial Bank Public Company Limited (NVDR)	20,400	33,377
Total Access Communication Public Company Limited (2)	9,200	39,560

		213,646

TURKEY - 4.0%
Akcansa Cimento A.S.	5,826	34,985
Enka Insaat ve Sanayi AS	3,579	38,179
Tofas Turk Otomobil Fabrikasi AS	10,914	37,781
Tupras-Turkiye Petrol Rafinerileri A.S.	2,924	49,990
Turk Sise ve Cam Fabrikalari AS (Sisecam) (2)	9,000	31,791
Turkcell Iletisim Hizmetleri AS (Turkcell)	8,383	42,344
Turkiye Garanti Bankasi A.S. (Unit)	12,318	40,726

		275,796

UNITED KINGDOM - 1.0%
Anglo American PLC	1,362	66,430

Total common and preferred stocks (Cost $5,600,161)		6,834,335

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.2%
Repurchase agreement with State Street Bank and Trust Company, 5.00%, dated 12/29/06, due 1/2/07, maturity value $155,086, collateralized by $160,596 market value Federal Home Loan Bank Note, 4.125%, due 2/15/08 (Cost $155,000)	$155,000	155,000

Total investments - 101.1% (Cost $5,755,161)		6,989,335
Other assets less liabilities - (1.1%)		(78,094)

Total net assets - 100.0% (3)		$6,911,241

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $2,512,673 or 36.4% of total net assets.
(2)	Non-income producing security.
(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt
(NVDR)	Non-Voting Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2006 (Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$683,131	9.9%
Consumer Staples	435,299	6.3
Energy	876,436	12.7
Financials	1,172,995	17.0
Healthcare	223,949	3.2
Industrials	753,289	10.9
Information Technology	957,021	13.9
Materials	890,423	12.9
Telecommunication Services	714,368	10.3
Utilities	127,424	1.8

Total common and preferred stocks	6,834,335	98.9
Short-term investments	155,000	2.2

Total investments	6,989,335	101.1
Other assets less liabilities	(78,094)	(1.1)

Total net assets	$6,911,241	100.0%

CURRENCY EXPOSURE - December 31, 2006 (Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$912,929	13.1%
British pound	105,857	1.5
Colombian peso	34,766	0.5
Egyptian pound	156,649	2.2
Hong Kong dollar	598,653	8.6
Indian rupee	266,244	3.8
Indonesian rupiah	65,697	0.9
Israeli shekel	146,772	2.1
Mexican peso	613,520	8.8
Pakistani rupee	30,562	0.4
Polish zloty	82,995	1.2
South African rand	599,075	8.6
South Korean won	1,014,188	14.5
Taiwan dollar	963,248	13.8
Thai baht	174,086	2.5
Turkish lira	275,796	3.9
US dollar	948,298	13.6

Total investments	$6,989,335	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.1%
AUSTRALIA - 2.2%
Publishing & Broadcasting Limited	19,856,113	$334,627,614

AUSTRIA - 0.9%
Wiener Staedtische Versicherung AG (1)	1,928,464	135,194,219

BELGIUM - 1.7%
Fortis	5,935,575	253,157,135
Umicore	9,380	1,597,287

		254,754,422

BRAZIL - 0.4%
Vivo Participacoes S.A., Preferred (ADR)	13,530,268	55,474,099

CANADA - 0.2%
Nortel Networks Corporation (2)	1,442,900	38,568,717

CHINA - 8.1%
China Construction Bank	197,135,000	125,453,923
China Life Insurance Co., Limited, Series H	37,538,000	127,647,442
China Merchants Holdings International Company Limited	38,801,000	159,128,846
China Mobile Ltd.	28,465,200	246,471,751
China Netcom Group Corporation (Hong Kong) Limited	34,716,300	93,058,233
China Resources Enterprise Ltd	27,738,200	79,702,348
China Resources Land Limited	41,233,700	49,353,425
China Unicom Limited	172,946,500	253,473,137
Industrial and Commercial Bank of China (2)	164,826,900	102,774,445
Tencent Holdings Limited	2,569,600	9,150,832

		1,246,214,382

DENMARK - 0.4%
Carlsberg A/S, B Shares	573,474	56,953,497

FINLAND - 2.2%
Fortum Oyj	11,871,479	337,865,621

FRANCE - 9.8%
Alstom (2)	1,581,586	214,414,264
Bouygues SA	5,108,002	327,903,268
Carrefour SA	3,790,879	229,890,662
Electricite de France (EDF)	2,949,687	214,934,152
LVMH Moet Hennessy Louis Vuitton SA	1,883,739	198,806,058
Technip SA	2,363,968	162,268,923
Vinci SA	1,261,568	161,204,232

		1,509,421,559

GERMANY - 8.0%
Allianz SE	1,972,290	402,921,007
Bayerische Motoren Werke (BMW) AG	561,504	32,250,196
Deutsche Post AG	4,340,161	130,855,613
E.ON AG	1,132,673	153,749,886
Fraport AG	1,488,235	106,124,709
IVG Immobilien AG	1,241,382	53,322,857
RWE AG	3,128,081	344,790,176

		1,224,014,444

HONG KONG - 4.7%
Hutchison Whampoa Limited	16,570,200	168,294,589
MTR Corporation Limited (1)	30,280,000	76,066,904
NWS Holdings Limited	38,262,246	87,855,150
Sun Hung Kai Properties Limited	17,580,400	202,060,574
Swire Pacific Limited, A Shares	17,048,177	183,888,774

		718,165,991

INDONESIA - 0.1%
PT Bank Mandiri	32,254,800	10,400,725

ITALY - 4.7%
Banca Intesa S.p.A	8,438,557	65,165,011
Mediobanca S.p.A.	5,048,382	119,221,057
Saipem S.p.A.	6,709,070	174,823,531
Telecom Italia S.p.A.	12,700,395	38,392,211
Telecom Italia S.p.A. - RNC	30,516,168	77,423,678
UniCredito Italiano SpA	29,060,970	254,723,259

		729,748,747

JAPAN - 15.0%
AIFUL CORPORATION	2,419,850	68,118,966
Pharmaceutical Co., Ltd.	5,895,900	121,628,793
Credit Saison Co., Ltd. (3)	9,332,200	321,516,071
JAPAN TOBACCO INC.	52,487	253,603,000
Jupiter Telecommunications Co., Ltd. (2)	227,341	183,393,437
KEYENCE CORPORATION	252,850	62,657,422
Millea Holdings, Inc.	1,742,400	61,493,887
Mitsubishi Estate Company Ltd.	4,906,200	126,978,665
Mitsubishi Heavy Industries, Ltd.	12,250,200	55,689,746
Mitsubishi UFJ Financial Group, Inc. (MUFG)	12,066	149,044,326
Mitsui Fudosan Co., Ltd.	5,118,700	124,951,250
Mizuho Financial Group, Inc.	21,275	151,957,901
NTT Data Corporation	16,405	82,159,405
NTT DoCoMo, Inc.	66,398	104,893,273
ORIX Corporation	1,091,970	316,107,445
TAISEI CORPORATION	38,554,150	117,601,415

		2,301,795,002

LUXEMBOURG - 0.6%
RTL Group	772,286	86,347,942

MEXICO - 2.6%
Grupo Televisa S.A. (ADR)	8,131,029	219,619,093
Wal-Mart de Mexico SA de CV, Series V	39,447,300	173,556,435

		393,175,528

NETHERLANDS - 3.5%
ASML Holding N.V. (2)	10,343,375	257,237,089
ASML Holding N.V., NY Shares (2)	694,600	17,107,998
ING Groep N.V.	4,751,479	210,682,875
Unilever NV CVA	2,061,040	56,317,995

		541,345,957

NORWAY - 1.6%
Acergy SA (2)	3,556,700	68,450,731
Renewable Energy Corp AS (2)	484,300	8,854,600
SeaDrill Ltd. (2)	9,982,405	168,502,715

		245,808,046

RUSSIA - 3.0%
LUKOIL (ADR)	2,240,832	195,848,717
NovaTek OAO (GDR)	872,583	55,409,020
OAO TMK (GDR) (1) (2)	1,059,675	37,088,625
RAO Unified Energy System (UES) (GDR)	1,581,260	173,306,096

		461,652,458

SINGAPORE - 2.4%
Keppel Corporation Limited	12,358,900	141,820,140
Singapore Airlines Limited	19,876,900	226,794,295

		368,614,435

SOUTH AFRICA - 0.6%
MTN Group Limited	7,871,974	95,744,396

SOUTH KOREA - 5.3%
Hana Financial Group Inc. (1)	4,076,884	213,812,772
Kookmin Bank (1)	3,689,109	297,343,265
NHN Corp. (1) (2)	719,572	87,858,774
Shinhan Financial Group Co., Ltd. (1)	4,286,920	219,671,357

		818,686,168

SPAIN - 1.4%
Gamesa Corporacion Tecnologica, S.A. (Gamesa)	1,446,755	39,819,103
Industria de Diseno Textil, S.A. (Inditex)	2,733,417	147,252,577
Telefonica S.A.	1,567,982	33,365,415

		220,437,095

SWITZERLAND - 12.0%
Adecco SA	3,044,624	208,013,909
Nestle SA	900,000	319,819,450
Novartis AG	3,138,997	180,972,129
Roche Holding AG	228,776	46,468,658
Roche Holding AG - Genussscheine	1,413,621	253,488,870
Swatch Group AG	95,293	21,056,742
Swiss Re	3,386,107	287,895,515
UBS AG	8,550,066	519,599,825

		1,837,315,098

TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	10,110,633	110,509,219

UNITED KINGDOM - 7.0%
Barclays PLC	10,032,195	143,394,240
Cadbury Schweppes PLC	12,066,733	129,119,773
Carnival PLC	2,680,143	135,811,055
HSBC Holdings PLC	2,695,711	49,140,084
HSBC Holdings PLC (Hong Kong Line)	4,823,800	88,372,973
Kingfisher PLC	41,342,664	193,063,299
Lloyds TSB Group plc	8,436,492	94,404,135
Vodafone Group Plc	3,391,251	9,395,702
William Morrison Supermarkets PLC	46,677,731	232,600,373

		1,075,301,634

Total common and preferred stocks (Cost $10,839,655,586)		15,208,137,015

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.8%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $132,131,366, collateralized by $34,135,200 market value Federal Home Loan Mortgage Corporation Note, 4.125%, due 9/1/09, and $50,437,500 market value Federal Farm Credit Bank Note, 5.00%, due 10/23/09, and $50,000,000 market value Federal Farm Credit Bank Note, 4.82%, due 10/27/09, and $129,836 market value Federal Home Loan Mortgage Corporation Note, 3.00%, due 4/19/07 (Cost $132,058,000)	$132,058,000	132,058,000

Total investments - 99.9% (Cost $10,971,713,586)		15,340,195,015
Other assets less liabilities - 0.1%		7,850,649

Total net assets - 100.0% (4)		$15,348,045,664

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $1,067,035,916 or 7.0% of total net assets.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form N-Q.
(4)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2006 (Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,631,930,361	10.6%
Consumer Staples	1,451,861,185	9.5
Energy	825,303,637	5.4
Financials	5,529,769,405	36.0
Healthcare	602,558,450	3.9
Industrials	1,930,771,540	12.6
Information Technology	674,104,056	4.4
Materials	1,597,287	0.0 (1)
Telecommunication Services	1,335,595,163	8.7
Utilities	1,224,645,931	8.0

Total common and preferred stocks	15,208,137,015	99.1
Short-term investments	132,058,000	0.8

Total investments	15,340,195,015	99.9
Other assets less liabilities	7,850,649	0.1

Total net assets	$15,348,045,664	100.0%

(1)	Represents less than 0.1% of total net assets.

CURRENCY EXPOSURE - December 31, 2006 (Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$334,627,614	2.2%
British pound	986,928,661	6.4
Danish krone	56,953,497	0.4
Euro	5,022,022,008	32.7
Hong Kong dollar	2,052,753,346	13.4
Indonesian rupiah	10,400,725	0.1
Japanese yen	2,301,795,002	15.0
Mexican peso	173,556,435	1.1
Norwegian krone	245,808,046	1.6
Singapore dollar	368,614,435	2.4
South African rand	95,744,396	0.6
South Korean won	818,686,168	5.3
Swiss franc	1,837,315,098	12.0
US dollar	1,034,989,584	6.8

Total investments	$15,340,195,015	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.4%
AUSTRALIA - 1.1%
Billabong International Limited	844,362	$11,597,052

AUSTRIA - 3.1%
C.A.T. oil AG (1)	304,049	8,015,157
Flughafen Wien AG (2)	127,899	12,560,742
Wienerberger AG (2)	216,243	12,843,934

		33,419,833

BRAZIL - 0.5%
Vivo Participacoes S.A., Preferred (ADR)	1,292,543	5,299,426

CANADA - 2.5%
Aur Resources Inc.	729,500	15,176,152
Great Canadian Gaming Corporation (1)	1,150,400	11,413,736

		26,589,888

CHINA - 5.3%
Beijing Capital International Airport Company Limited, Series H	22,228,600	17,403,825
China Everbright International Limited	26,044,800	4,520,330
China Everbright Limited (1)	4,422,600	5,174,095
China Insurance International Holdings Company Limited (1)	2,822,000	3,555,481
Hengan International Group Company Limited	5,249,900	12,823,895
Shanghai Electric Group Company Limited, Series H	32,652,300	13,643,081

		57,120,707

EGYPT - 2.0%
Commercial International Bank (GDR)	2,140,747	20,979,321

FINLAND - 1.5%
Metso Corporation	326,300	16,471,205

FRANCE - 6.2%
Geodis SA	97,703	20,055,279
Guyenne et Gascogne SA	120,566	16,106,300
Kaufman & Broad S.A.	261,579	16,346,378
Norbert Dentressangle	152,000	13,844,686

		66,352,643

GERMANY - 1.8%
DAB Bank AG	376,885	3,482,550
Vossloh AG	205,631	15,510,266

		18,992,816

GREECE - 1.5%
Hellenic Exchanges S.A. Holding	139,700	2,570,689
Metka S.A.	112,470	1,514,354
Postal Savings Bank (1)	496,300	11,700,816

		15,785,859

HONG KONG - 6.5%
Cafe De Coral Holdings Limited	3,004,000	5,097,875
Chen Hsong Holdings Limited	5,579,200	3,442,932
Emperor Entertainment Hotel Limited	26,860,200	6,181,268
Hong Kong Exchanges & Clearing Limited	2,078,000	22,868,339
Kowloon Development Company Limited	3,683,600	6,535,320
Panva Gas Holdings Limited (1)	11,030,800	6,948,937
Tian An China Investments Company Limited (1)	22,987,400	18,766,310

		69,840,981

INDIA - 2.3%
Indiabulls Financial Services Ltd.	1,651,313	24,389,139

ITALY - 8.0%
Azimut Holding SpA	1,063,585	14,236,413
Pirelli & C. Real Estate S.p.A.	189,420	12,999,782
Socotherm S.p.A.	1,015,711	16,934,170
Spazio Investment NV (1)(3)	1,769,487	34,920,382
Tod’s S.p.A.	88,125	7,104,237

		86,194,984

JAPAN - 10.2%
CREED CORPORATION	5,586	19,292,013
FJ Next Co., Ltd.	140,900	1,316,590
HASEKO Corporation (1)	3,407,800	12,198,839
NTT URBAN DEVELOPMENT CORPORATION	9,670	18,689,131
Ozeki Company, Ltd.	387,400	11,328,532
Pasona Inc.	5,860	11,916,474
Raito Kogyo Co., Ltd.	2,397,100	7,029,855
SHIZUOKA GAS CO., LTD.	1,276,500	10,297,382
SHO-BOND CORPORATION	1,064,500	9,803,723
Tokyu Community Corp.	276,900	7,934,364

		109,806,903

MEXICO - 4.2%
Empresas ICA S.A.B. de C.V. (1)	7,640,050	28,854,396
Organizacion Soriana S.A.B. de C.V., Series B	2,464,700	16,244,251

		45,098,647

NETHERLANDS - 5.5%
Buhrmann NV	1,905,157	28,317,804
SBM Offshore NV	413,488	14,218,738
VastNed Retail NV	158,273	16,087,478

		58,624,020

NORWAY - 2.9%
Acergy SA (1)	809,900	15,586,990
SeaDrill Ltd. (1)	906,530	15,302,201

		30,889,191

OMAN - 0.8%
Bank Muscat SAOG (GDR) (2)	414,532	5,181,650
Bank Muscat SAOG (London line) (GDR)	242,872	3,035,900

		8,217,550

PANAMA - 0.9%
Banco Latinoamericano de Exportaciones, S.A., E Shares	595,414	10,098,221

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, SGPS, SA	931,019	7,730,358

RUSSIA - 1.3%
Uralsvyazinform (ADR) (2)	1,067,900	13,989,490

SINGAPORE - 6.5%
Fraser & Neave Limited	8,878,600	26,049,682
Jaya Holdings Limited	13,987,200	13,497,021
SIA Engineering Company	4,214,200	11,814,872
Singapore Exchange Limited	4,177,000	15,523,325
Want Want Holdings Limited	1,743,000	2,841,090

		69,725,990

SOUTH AFRICA - 1.0%
Massmart Holdings Limited	1,101,482	11,025,421

SOUTH KOREA - 3.9%
CDNetworks Co., Ltd. (1)(2)	287,307	10,500,273
FINETEC Corporation (2)	202,993	3,187,164
Kangwon Land Inc. (2)	534,356	11,605,340
Korea Investment Holdings Co. Ltd. (2)	339,780	16,853,814

		42,146,591

SWEDEN - 3.7%
D. Carnegie & Co AB	440,800	9,497,294
Elekta AB, B Shares	1,070,272	22,551,543
Gant Company AB (1)	36,100	1,154,829
Rezidor Hotel Group AB (1)	731,200	6,301,653

		39,505,319

SWITZERLAND - 6.7%
Bank Sarasin & Cie AG, B Shares	5,842	18,429,748
Banque Cantonale Vaudoise (BCV)	11,371	5,477,864
Schindler Holding AG, Participation Certificates	319,396	20,091,673
Straumann Holding AG	33,588	8,131,686
Sulzer AG	17,466	19,881,282

		72,012,253

THAILAND - 0.5%
Bangkok Bank Public Company Limited	1,479,900	4,800,804

TURKEY - 1.7%
Akenerji Elektrik Uretim AS (1)	580,846	1,748,078
Coca-Cola Icecek AS (1)	2,217,815	16,764,833

		18,512,911

UNITED KINGDOM - 5.6%
IMI PLC	914,996	9,083,224
Investec PLC	1,288,180	16,634,289
Queen’s Walk Investment Ltd.	822,332	11,180,850
Sibir Energy PLC (1)	2,749,662	23,150,515

		60,048,878

Total common and preferred stocks (Cost $686,046,240)		1,055,266,401

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $10,255,694, collateralized by $10,455,763 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $10,250,000)	$10,250,000	10,250,000

Total investments - 99.3% (Cost $696,296,240)		1,065,516,401
Other assets less liabilities - 0.7%		7,277,396

Total net assets - 100.0% (4)		$1,072,793,797

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $86,722,407 or 8.1% of total net assets.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form N-Q.
(4)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2006 (Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$82,819,939	7.7%
Consumer Staples	87,134,322	8.1
Energy	93,207,771	8.7
Financials	368,393,240	34.3
Healthcare	30,683,229	2.9
Industrials	318,150,640	29.7
Information Technology	10,500,273	1.0
Materials	26,093,674	2.4
Telecommunication Services	19,288,916	1.8
Utilities	18,994,397	1.8

Total common and preferred stocks	1,055,266,401	98.4
Short-term investments	10,250,000	0.9

Total investments	1,065,516,401	99.3
Other assets less liabilities	7,277,396	0.7

Total net assets	$1,072,793,797	100.0%

CURRENCY EXPOSURE - December 31, 2006 (Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$11,597,052	1.1%
British pound	48,868,028	4.6
Canadian dollar	26,589,888	2.5
Euro	314,752,568	29.5
Hong Kong dollar	126,961,688	11.9
Indian rupee	24,389,139	2.3
Japanese yen	109,806,903	10.3
Mexican peso	45,098,647	4.2
Norwegian krone	30,889,191	2.9
Singapore dollar	66,884,900	6.3
South African rand	11,025,421	1.0
South Korean won	42,146,591	4.0
Swedish krona	39,505,319	3.7
Swiss franc	72,012,253	6.8
Thai baht	4,800,804	0.5
Turkish lira	18,512,911	1.7
US dollar	71,675,098	6.7

Total investments	$1,065,516,401	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.1%
BERMUDA - 1.0%
Lancashire Holdings Ltd (1)	2,858,939	$18,752,647

CANADA - 2.8%
CanWest Global Communications Corp. (1)	5,206,000	49,330,103

FRANCE - 3.6%
Renault SA	31,362	3,767,346
Sanofi-Aventis	304,174	28,086,668
Vivendi	819,335	32,025,088

		63,879,102

GERMANY - 7.5%
Bayerische Motoren Werke (BMW) AG	391,194	22,468,376
Heidelberger Druckmaschinen AG	984,489	46,628,744
Pfeiffer Vacuum Technology AG (2)	756,267	64,291,186

		133,388,306

HONG KONG - 2.9%
Guoco Group Limited	2,787,600	34,404,639
Pacific Century Premium Developments Limited	59,782,500	16,985,630

		51,390,269

ITALY - 0.1%
Cementir S.p.A	155,350	1,393,449

JAPAN - 12.1%
ACOM CO., LTD	424,840	14,279,736
Central Japan Railway Company	4,405	45,528,759
MEITEC CORPORATION	1,583,200	48,026,150
Sekisui House, Ltd.	2,620,700	38,163,717
TAKEFUJI CORPORATION	525,160	20,784,871
UNI-CHARM CORPORATION	816,800	48,525,491

		215,308,724

MEXICO - 5.0%
Grupo Modelo, S.A. de C.V., Series C	8,360,600	46,280,096
Kimberly-Clark de Mexico, S.A. de C.V., Class A	9,132,100	42,181,967

		88,462,063

NETHERLANDS - 4.3%
Wolters Kluwer NV	2,630,171	75,653,954

SOUTH KOREA - 3.5%
Honam Petrochemical Corporation (3)	160,672	12,024,067
Lotte Chilsung Beverage Co., Ltd. (3)	12,422	18,709,845
Lotte Confectionery Co., Ltd. (3)	6,917	9,016,862
SK Telecom Co., Ltd. (ADR)	854,700	22,632,456

		62,383,230

SPAIN - 0.5%
Red Electrica de Espana	222,124	9,526,549

SWITZERLAND - 5.4%
Givaudan SA	58,774	54,408,758
Panalpina Welttransport Holding AG	19,331	2,636,695
Pargesa Holding SA	251,348	28,631,188
Tamedia AG	72,576	9,559,662

		95,236,303

UNITED KINGDOM - 34.5%
Benfield Group Plc	10,230,391	71,611,235
Carpetright PLC	1,232,861	31,646,792
Countrywide PLC	7,806,792	82,695,667
Diageo PLC	4,460,332	87,551,673
Experian Group Ltd. (1)	3,280,781	38,510,514
Galiform Plc (1)	22,694,774	60,766,760
Home Retail Group	5,094,475	40,897,445
Signet Group PLC	21,260,937	49,330,286
SurfControl PLC (1) (2)	1,720,793	17,528,857
Unilever PLC (ADR)	1,379,316	38,372,571
Vitec Group PLC	1,725,214	17,852,574
Vodafone Group PLC (ADR)	2,696,868	74,918,993

		611,683,367

UNITED STATES - 7.9%
Arch Capital Group Ltd. (1)	260,178	17,590,635
Tyco International Ltd.	2,764,700	84,046,880
Willis Group Holdings Limited	996,900	39,586,899

		141,224,414

Total common stocks (Cost $1,323,959,165)		1,617,612,480

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.2%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $163,596,837, collateralized by $50,000,000 market value Federal Home Loan Mortgage Corporation Note, 5.00%, due 11/1/10, and $67,322,888 market value Federal National Mortgage Association Note, 5.125%, due 4/15/11, and $12,019,285 market value Federal National Mortgage Association Note, 4.25%, due 8/15/10, and $37,434,531 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $163,506,000)	$163,506,000	163,506,000

Total investments - 100.3% (Cost $1,487,465,165)		1,781,118,480
Other assets less liabilities - (0.3%)		(6,094,401)

Total net assets - 100.0% (4)		$1,775,024,079

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form N-Q.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $39,750,774 or 2.2% of total net assets.
(4)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2006 (Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$431,462,103	24.3%
Consumer Staples	290,638,505	16.4
Financials	345,323,147	19.4
Healthcare	28,086,668	1.6
Industrials	329,668,928	18.6
Information Technology	17,528,857	1.0
Materials	67,826,274	3.8
Telecommunication Services	97,551,449	5.5
Utilities	9,526,549	0.5

Total common stocks	1,617,612,480	91.1
Short-term investments	163,506,000	9.2

Total investments	1,781,118,480	100.3
Other assets less liabilities	(6,094,401)	(0.3)

Total net assets	$1,775,024,079	100.0%

CURRENCY EXPOSURE - December 31, 2006 (Unaudited)

	Value	Percentage of Total Investments
British pound	$517,144,450	29.0%
Canadian dollar	49,330,103	2.8
Euro	283,841,360	15.9
Hong Kong dollar	51,390,269	2.9
Japanese yen	215,308,724	12.1
Mexican peso	88,462,063	5.0
South Korean won	39,750,774	2.2
Swiss franc	95,236,303	5.4
US dollar	440,654,434	24.7

Total investments	$1,781,118,480	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.4%
AUTO & TRANSPORTATION - 2.1%
Air Transport - 0.5%
Expeditors International of Washington, Inc.	660,200	$26,738,100

Auto Parts: Original Equipment - 1.0%
BorgWarner Inc.	954,500	56,334,590

Transportation Miscellaneous - 0.6%
C.H. Robinson Worldwide, Inc.	756,000	30,912,840

CONSUMER DISCRETIONARY - 17.0%
Advertising Agencies - 1.3%
Clear Channel Outdoor Holdings, Inc., Class A (1)	1,920,300	53,595,573
Focus Media Holding Limited (ADR) (1)(2)	260,400	17,287,956

		70,883,529

Consumer Electronics - 4.5%
Electronic Arts Inc. (1)	2,708,700	136,410,132
Harman International Industries, Incorporated	331,300	33,100,183
VeriSign, Inc. (1)	1,258,300	30,262,115
Yahoo! Inc. (1)	1,875,000	47,887,500

		247,659,930

Radio & TV Broadcasters - 0.6%
XM Satellite Radio Holdings Inc., Class A (1)	2,068,900	29,895,605

Restaurants - 1.3%
YUM! Brands, Inc.	1,235,100	72,623,880

Retail - 5.6%
Amazon.com, Inc. (1)	2,237,000	88,272,020
Chico’s FAS, Inc. (1)	3,607,768	74,644,720
Kohl’s Corporation (1)	770,600	52,732,158
The TJX Companies, Inc.	3,223,400	91,931,368

		307,580,266

Services: Commercial - 1.8%
Getty Images, Inc. (1)	553,600	23,705,152
Iron Mountain Incorporated (1)	1,076,900	44,519,046
Robert Half International Inc.	845,405	31,381,434

		99,605,632

Textiles Apparel Manufacturers - 1.4%
Polo Ralph Lauren Corporation, Class A	953,500	74,048,810

Toys - 0.5%
Marvel Entertainment, Inc. (1)	1,038,600	27,948,726

CONSUMER STAPLES - 3.7%
Beverage: Brewers (Wineries) - 1.2%
Constellation Brands, Inc., Class A (1)	2,303,300	66,841,766

Beverage: Soft Drinks - 0.7%
Hansen Natural Corporation (1)	1,142,200	38,469,296

Drug & Grocery Store Chains - 1.8%
Supervalu Inc.	2,706,400	96,753,800

FINANCIAL SERVICES - 15.9%
Banks: Outside New York City - 2.5%
Investors Financial Services Corp.	1,896,700	80,932,189
Northern Trust Corporation	936,800	56,854,392

		137,786,581

Diversified Financial Services - 1.7%
CB Richard Ellis Group, Inc. (1)	1,530,500	50,812,600
Greenhill & Co., Inc.	544,900	40,213,620

		91,026,220

Financial Data Processing Services & Systems - 3.5%
Alliance Data Systems Corporation (1)	1,335,500	83,428,685
CheckFree Corporation (1)	1,742,200	69,966,752
Paychex, Inc.	532,100	21,039,234
The Western Union Company	842,300	18,884,366

		193,319,037

Financial Information Services - 2.4%
Equifax Inc.	2,529,900	102,713,940
Moody’s Corporation	373,700	25,807,722

		128,521,662

Financial Miscellaneous - 2.0%
MGIC Investment Corporation	1,731,400	108,281,756

Insurance: Multi-Line - 1.3%
Aon Corporation	733,600	25,925,424
CIGNA Corporation	340,100	44,746,957

		70,672,381

Insurance: Property-Casualty - 0.5%
W. R. Berkley Corporation	766,100	26,438,111

Securities Brokerage & Services - 2.0%
The Bear Stearns Companies Inc.	253,000	41,183,340
Investment Technology Group, Inc. (1)	737,000	31,602,560
Nuveen Investments, Inc.	706,400	36,648,032

		109,433,932

HEALTHCARE - 18.2%
Biotechnology Research & Production - 1.5%
Celgene Corporation (1)	857,000	49,303,210
Millipore Corporation (1)	509,700	33,946,020

		83,249,230

Drugs & Pharmaceuticals - 4.5%
Allergan, Inc.	1,215,300	145,520,022
MedImmune, Inc. (1)	2,797,100	90,542,127
Shire PLC (ADR) (2)	127,200	7,855,872

		243,918,021

Electronics: Medical Systems - 0.7%
Varian Medical Systems, Inc. (1)	811,200	38,588,784

Health Care Management Services - 1.4%
Cerner Corporation (1)	1,619,300	73,678,150

Health Care Services - 0.8%
Express Scripts, Inc. (1)	608,600	43,575,760

Medical & Dental Instruments & Supplies - 7.8%
Gen-Probe Incorporated (1)	763,400	39,979,258
Patterson Companies, Inc. (1)	2,353,200	83,562,132
Thermo Fisher Scientific, Inc. (1)	4,917,300	222,704,517
Ventana Medical Systems, Inc. (1)	1,216,200	52,333,086
Zimmer Holdings, Inc. (1)	314,900	24,681,862

		423,260,855

Medical Services - 1.5%
Coventry Health Care, Inc. (1)	1,617,200	80,940,860

MATERIALS & PROCESSING - 7.0%
Agriculture Fishing & Ranching - 1.5%
Bunge Limited	1,150,400	83,415,504

Chemicals - 1.2%
Ecolab Inc.	1,459,900	65,987,480

Diversified Materials & Processing - 0.5%
Hexcel Corporation (1)	1,691,600	29,450,756

Engineering & Contracting Services - 0.8%
Quanta Services, Inc. (1)	1,721,700	33,865,839
SAIC, Inc. (1)	634,800	11,293,092

		45,158,931

Metal Fabricating - 2.2%
Precision Castparts Corp.	1,526,100	119,463,108

Real Estate - 0.8%
The St. Joe Company	850,900	45,582,713

OTHER - 3.5%
Multi-Sector Companies - 3.5%
ITT Industries, Inc.	928,600	52,763,052
McDermott International, Inc. (1)	2,701,000	137,372,860

		190,135,912

OTHER ENERGY - 2.9%
Coal - 0.5%
CONSOL Energy Inc.	788,900	25,347,357

Machinery: Oil Well Equipment & Services - 2.4%
Dresser-Rand Group Inc. (1)	2,036,000	49,820,920
Helix Energy Solutions Group, Inc. (1)	790,700	24,804,259
Smith International, Inc.	1,415,400	58,130,478

		132,755,657

PRODUCER DURABLES - 5.0%
Diversified Production - 1.1%
Danaher Corporation	853,000	61,791,320

Electrical Equipment & Components - 1.8%
Cooper Industries, Ltd., Class A	1,065,700	96,371,251

Identification Control & Filter Devices - 1.4%
Roper Industries, Inc.	1,535,700	77,153,568

Machinery: Industrial/Specialty - 0.5%
Joy Global Inc.	570,813	27,593,100

Telecommunications Equipment - 0.2%
American Tower Corporation (1)	251,600	9,379,648

TECHNOLOGY - 20.5%
Communications Technology - 2.6%
Corning Incorporated (1)	1,734,700	32,456,237
JDS Uniphase Corporation (1)	1,612,349	26,861,734
Juniper Networks, Inc. (1)	3,724,900	70,549,606
Tellabs, Inc. (1)	1,193,400	12,244,284

		142,111,861

Computer Services Software & Systems - 5.9%
Adobe Systems Incorporated (1)	2,215,338	91,094,699
Autodesk, Inc. (1)	1,741,800	70,473,228
Cadence Design Systems, Inc. (1)	1,776,600	31,818,906
NAVTEQ Corporation (1)	1,558,800	54,511,236
Red Hat, Inc. (1)	3,149,600	72,440,800

		320,338,869

Computer Technology - 3.8%
Intermec, Inc. (1)(3)	4,206,000	102,079,620
Network Appliance, Inc. (1)	749,200	29,428,576
SanDisk Corporation (1)	1,709,300	73,551,179

		205,059,375

Electronics - 0.6%
Avid Technology, Inc. (1)	838,200	31,231,332

Electronics: Semi-Conductors/Components - 5.6%
Advanced Micro Devices, Inc. (1)	5,491,300	111,747,955
Broadcom Corporation, Class A (1)	1,936,150	62,557,006
Integrated Device Technology, Inc. (1)	2,480,200	38,393,496
Jabil Circuit, Inc.	451,800	11,091,690
Linear Technology Corporation	1,647,400	49,949,168
Spansion Inc., Class A (1)	1,937,100	28,785,306

		302,524,621

Electronics: Technology - 2.0%
Rockwell Automation, Inc.	1,056,900	64,555,452
Trimble Navigation Limited (1)	872,700	44,272,071

		108,827,523

UTILITIES - 2.6%
Utilities: Gas Distributors - 0.6%
Kinder Morgan, Inc.	334,200	35,341,650

Utilities: Telecommunications - 2.0%
Level 3 Communications, Inc. (1)	3,242,500	18,158,000
NII Holdings, Inc. (1)	1,411,600	90,963,504

		109,121,504

Total common stocks (Cost $4,151,441,143)		5,363,131,150

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.4%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $75,515,930, collateralized by $76,988,194 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $75,474,000)	$75,474,000	75,474,000

Total investments - 99.8% (Cost $4,226,915,143)		5,438,605,150
Other assets less liabilities - 0.2%		9,731,572

Total net assets - 100.0% (4)		$5,448,336,722

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
Focus Media Holding Limited (ADR)	China	US dollar
Shire PLC (ADR)	United Kingdom	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form N-Q.
(4)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.4%
AUTO & TRANSPORTATION - 8.8%
Recreational Vehicles & Boats - 1.6%
Thor Industries, Inc.	1,035,600	$45,556,044

Shipping - 3.3%
Alexander & Baldwin, Inc.	965,000	42,788,100
Teekay Shipping Corporation	1,178,900	51,423,618

		94,211,718

Truckers - 3.9%
Con-way Inc.	1,338,400	58,943,136
YRC Worldwide Inc. (1)	1,349,100	50,901,543

		109,844,679

CONSUMER DISCRETIONARY - 23.0%
Hotel/Motel - 1.4%
Hilton Hotels Corporation	1,133,100	39,545,190

Household Furnishings - 5.6%
Furniture Brands International, Inc. (2)	2,696,700	43,767,441
Leggett & Platt, Incorporated	2,384,900	56,999,110
Mohawk Industries, Inc. (1)	771,100	57,724,546

		158,491,097

Rental & Leasing Services: Consumer - 0.9%
Rent-A-Center, Inc. (1)	882,700	26,048,477

Retail - 8.7%
AutoZone, Inc. (1)	541,900	62,621,964
Chico’s FAS, Inc. (1)	909,800	18,823,762
Claire’s Stores, Inc.	1,762,800	58,419,192
Foot Locker, Inc.	2,386,300	52,331,559
Zale Corporation (1)(2)	1,910,600	53,898,026

		246,094,503

Services: Commercial - 2.3%
Hewitt Associates, Inc. (1)	2,476,700	63,775,025

Textiles Apparel Manufacturers - 2.4%
Liz Claiborne Inc.	1,588,700	69,044,902

Toys - 1.7%
Marvel Entertainment, Inc. (1)	1,748,100	47,041,371

CONSUMER STAPLES - 5.3%
Foods - 5.3%
Pilgrim’s Pride Corporation	2,291,300	67,432,959
Smithfield Foods, Inc. (1)	1,247,900	32,021,114
Tyson Foods, Inc., Class A	3,080,400	50,672,580

		150,126,653

FINANCIAL SERVICES - 28.2%
Finance: Small Loan - 4.3%
The Student Loan Corporation	581,400	120,524,220

Financial Data Processing Services & Systems - 0.9%
Fidelity National Information Services, Inc.	648,868	26,013,118

Financial Miscellaneous - 4.2%
Fidelity National Financial, Inc.	3,061,931	73,118,912
H&R Block, Inc.	314,500	7,246,080
MBIA Inc.	503,400	36,778,404

		117,143,396

Insurance: Multi-Line - 5.9%
Alleghany Corporation (1)	320,628	116,580,341
Arthur J. Gallagher & Co.	1,687,500	49,865,625

		166,445,966

Insurance: Property-Casualty - 4.4%
Allied World Assurance Holdings, Ltd	793,600	34,624,768
Arch Capital Group Ltd. (1)	251,273	16,988,568
White Mountains Insurance Group, Ltd.	124,500	72,139,035

		123,752,371

Real Estate Investment Trusts (REIT) - 2.3%
Annaly Capital Management, Inc.	4,630,100	64,404,691

Rental & Leasing Services: Commercial - 3.5%
GATX Corporation	981,500	42,528,395
Ryder System, Inc.	1,072,400	54,756,744

		97,285,139

Savings & Loan - 1.3%
Washington Federal, Inc.	1,564,716	36,817,767

Securities Brokerage & Services - 1.4%
Nuveen Investments, Inc.	779,800	40,456,024

HEALTHCARE - 0.8%
Health Care Management Services - 0.8%
Community Health Systems, Inc. (1)	585,100	21,367,852

MATERIALS & PROCESSING - 4.3%
Building: Roofing & Wallboard - 1.7%
USG Corporation (1)	849,400	46,547,120

Chemicals - 2.6%
The Lubrizol Corporation	1,487,900	74,588,427

OTHER ENERGY - 16.3%
Machinery: Oil Well Equipment & Services - 2.1%
Nabors Industries Ltd. (1)	1,983,300	59,062,674

Oil: Crude Producers - 14.2%
Apache Corporation	852,046	56,669,579
Cimarex Energy Co.	1,700,300	62,060,950
Forest Oil Corporation (1)	1,313,500	42,925,180
Mariner Energy, Inc. (1)	1,989,091	38,986,184
Noble Energy, Inc.	1,282,100	62,912,647
Pioneer Natural Resources Company	1,888,704	74,962,662
Pogo Producing Company	767,600	37,182,544
XTO Energy Inc.	528,042	24,844,376

		400,544,122

PRODUCER DURABLES - 1.3%
Diversified Production - 1.3%
Dover Corporation	769,100	37,701,282

TECHNOLOGY - 8.4%
Computer Technology - 2.6%
Ingram Micro Inc. (1)	3,555,700	72,571,837

Electronics: Semi-Conductors/Components - 5.8%
Analog Devices, Inc.	1,423,400	46,787,158
Avnet, Inc. (1)	4,563,500	116,506,155

		163,293,313

Total common stocks (Cost $2,388,405,629)		2,718,298,978

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $110,827,537, collateralized by $112,982,338 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $110,766,000)	$110,766,000	$110,766,000

Total investments - 100.3% (Cost $2,499,171,629)		2,829,064,978
Other assets less liabilities - (0.3%)		(8,915,378)

Total net assets - 100.0% (3)		$2,820,149,600

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form N-Q.
(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 90.5%
AUTO & TRANSPORTATION - 2.7%

Truckers - 2.7%
YRC Worldwide Inc. (1)	79,400	$2,995,762

CONSUMER DISCRETIONARY - 21.0%
Household Furnishings - 2.2%
Mohawk Industries, Inc. (1)	33,800	2,530,268

Leisure Time - 3.0%
Carnival Corporation	69,800	3,423,690

Retail - 6.2%
Foot Locker, Inc.	63,900	1,401,327
Wal-Mart Stores, Inc.	122,000	5,633,960

		7,035,287

Services: Commercial - 5.1%
Accenture Ltd, Class A	76,200	2,814,066
Hewitt Associates, Inc. (1)	116,000	2,987,000

		5,801,066

Shoes - 4.5%
NIKE, Inc., Class B	51,700	5,119,851

CONSUMER STAPLES - 1.1%
Foods - 1.1%
Smithfield Foods, Inc. (1)	50,000	1,283,000

FINANCIAL SERVICES - 30.0%
Banks: Outside New York City - 6.6%
Bank of America Corporation	35,800	1,911,362
Royal Bank of Scotland Group PLC (2)	143,300	5,591,990

		7,503,352

Diversified Financial Services - 3.8%
Citigroup Inc.	77,200	4,300,040

Finance: Small Loan - 3.6%
The Student Loan Corporation	19,900	4,125,270

Financial Miscellaneous - 2.5%
Fidelity National Financial, Inc.	118,300	2,825,004

Insurance: Multi-Line - 8.1%
Alleghany Corporation (1)	6,100	2,217,960
The Allstate Corporation	34,300	2,233,273
American International Group, Inc.	65,700	4,708,062

		9,159,295

Insurance: Property-Casualty - 1.9%
The Progressive Corporation	90,800	2,199,176

Real Estate Investment Trusts (REIT) - 1.6%
Annaly Capital Management, Inc.	133,800	1,861,158

Securities Brokerage & Services - 1.9%
Countrywide Financial Corporation	50,100	2,126,745

HEALTHCARE - 3.7%
Drugs & Pharmaceuticals - 1.2%
Johnson & Johnson	21,200	1,399,624

Health Care Management Services - 2.5%
Aetna Inc.	65,000	2,806,700

INTEGRATED OILS - 3.0%
Oil: Integrated Domestic - 1.2%
ConocoPhillips	19,200	1,381,440

Oil: Intergrated International - 1.8%
Statoil ASA (ADR)(2)	75,100	1,976,632

MATERIALS & PROCESSING - 2.3%
Chemicals - 2.3%
The Dow Chemical Company	65,100	2,600,094

OTHER - 3.9%
Multi-Sector Companies - 3.9%
Berkshire Hathaway Inc., Class B (1)	1,190	4,362,540

OTHER ENERGY - 10.7%
Energy Miscellaneous - 3.0%
Valero Energy Corporation	65,400	3,345,864

Machinery: Oil Well Equipment & Services - 2.5%
Nabors Industries Ltd. (1)	93,200	2,775,496

Oil: Crude Producers - 5.2%
Apache Corporation	89,300	5,939,343

TECHNOLOGY - 12.1%
Computer Services Software & Systems - 3.4%
Microsoft Corporation	130,470	3,895,834

Computer Technology - 2.6%
Dell Inc. (1)	76,800	1,926,912
International Business Machines Corporation	10,000	971,500

		2,898,412

Electronics: Semi-Conductors/Components - 6.1%
Analog Devices, Inc.	69,400	2,281,178
Avnet, Inc. (1)	181,500	4,633,695

		6,914,873

Total common stocks (Cost $93,283,938)		102,585,816

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.5%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $13,012,225, collateralized by $13,269,181 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $13,005,000)	$13,005,000	$13,005,000

Total investments - 102.0% (Cost $106,288,938)		115,590,816
Other assets less liabilities - (2.0%)		(2,241,431)

Total net assets - 100.0% (3)		$113,349,385

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
Royal Bank of Scotland Group PLC	United Kingdom	British pound
Statoil ASA (ADR)	Norway	US dollar

(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.1%
AUTO & TRANSPORTATION - 6.1%
Air Transport - 1.2%
AirTran Holdings, Inc. (1)	1,239,900	$14,556,426

Auto Parts: After Market - 1.6%
Keystone Automotive Industries, Inc. (1)	594,700	20,213,853

Transportation Miscellaneous - 1.8%
Pacer International, Inc.	751,900	22,384,063

Truckers - 1.5%
Old Dominion Freight Line, Inc. (1)	789,300	18,998,451

CONSUMER DISCRETIONARY - 22.2%
Advertising Agencies - 0.6%
inVentiv Health, Inc. (1)	199,200	7,041,720

Education Services - 3.2%
Bright Horizons Family Solutions, Inc. (1)	535,000	20,683,100
Strayer Education, Inc.	183,400	19,449,570

		40,132,670

Restaurants - 1.6%
RARE Hospitality International, Inc. (1)	628,150	20,684,979

Retail - 4.2%
Central Garden & Pet Company (1)	235,700	11,412,594
Guitar Center, Inc. (1)	447,000	20,320,620
Hibbett Sporting Goods, Inc. (1)	431,050	13,159,956
United Natural Foods, Inc. (1)	210,200	7,550,384

		52,443,554

Services: Commercial - 7.1%
The Advisory Board Company (1)	376,100	20,136,394
CRA International, Inc. (1)	379,400	19,880,560
The GEO Group, Inc. (1)	533,550	20,018,796
Resources Connection, Inc. (1)	338,200	10,768,288
Waste Connections, Inc. (1)	459,050	19,073,528

		89,877,566

Shoes - 1.6%
Iconix Brand Group, Inc. (1)	1,016,000	19,700,240

Textiles Apparel Manufacturers - 1.5%
Carter’s, Inc. (1)	758,000	19,329,000

Wholesalers - 2.4%
Brightpoint, Inc. (1)	979,400	13,172,930
LKQ Corporation (1)	733,700	16,867,763

		30,040,693

FINANCIAL SERVICES - 20.1%
Banks: Outside New York City - 3.4%
Alabama National BanCorporation	212,200	14,584,506
Westamerica Bancorporation	210,400	10,652,552
Wintrust Financial Corporation	365,800	17,565,716

		42,802,774

Diversified Financial Services - 1.8%
Euronet Worldwide, Inc. (1)	777,000	23,069,130

Finance: Small Loan - 0.6%
Nelnet, Inc., Class A (1)	294,700	8,062,992

Financial Data Processing Services & Systems - 2.8%
Open Solutions Inc. (1)	527,600	19,858,864
TNS, Inc. (1)	794,700	15,297,975

		35,156,839

Financial Miscellaneous - 1.7%
Global Cash Access Holdings, Inc. (1)	1,344,700	21,824,481

Insurance: Multi-Line - 4.5%
HealthExtras, Inc. (1)	1,028,000	24,774,800
Max Re Capital Ltd.	757,900	18,811,078
Platinum Underwriters Holdings, Ltd.	437,100	13,523,874

		57,109,752

Insurance: Property-Casualty - 1.3%
Ohio Casualty Corporation	547,500	16,320,975

Investment Management Companies - 1.2%
National Financial Partners Corp.	342,200	15,046,534

Rental & Leasing Services: Commercial - 1.4%
Williams Scotsman International, Inc. (1)	920,200	18,054,324

Securities Brokerage & Services - 1.4%
optionsXpress Holdings, Inc.	797,400	18,093,006

HEALTHCARE - 10.0%
Biotechnology Research & Production - 0.2%
PRA International (1)	111,000	2,804,970

Drugs & Pharmaceuticals - 3.2%
Adams Respiratory Therapeutics, Inc. (1)	556,500	22,710,765
K-V Pharmaceutical Company, Class A (1)	723,000	17,192,940

		39,903,705

Health Care Facilities - 1.5%
ICON PLC (ADR) (1) (2)	513,400	19,355,180

Health Care Management Services - 1.7%
Sierra Health Services, Inc. (1)	587,000	21,155,480

Medical & Dental Instruments & Supplies - 3.4%
DJO Incorporated (1)	153,700	6,581,434
PSS World Medical, Inc. (1)	887,300	17,328,969
Thoratec Corporation (1)	1,035,200	18,198,816

		42,109,219

MATERIALS & PROCESSING - 4.0%
Building: Heating & Plumbing - 1.7%
Interline Brands, Inc. (1)	972,600	21,854,322

Building: Roofing & Wallboard - 1.4%
Beacon Roofing Supply, Inc. (1)	955,300	17,978,746

Chemicals - 0.9%
NuCo2 Inc. (1)	452,800	11,134,352

OTHER ENERGY - 6.2%
Machinery: Oil Well Equipment & Services - 3.9%
Core Laboratories N.V. (1)(2)	129,900	10,521,900
Hornbeck Offshore Services, Inc. (1)	396,600	14,158,620
W-H Energy Services, Inc. (1)	501,800	24,432,642

		49,113,162

Offshore Drilling - 1.3%
Hercules Offshore, Inc. (1)	584,000	16,877,600

Oil: Crude Producers - 1.0%
Bill Barrett Corporation (1)	473,700	12,889,377

PRODUCER DURABLES - 4.7%
Identification Control & Filter Devices - 1.9%
ESCO Technologies Inc. (1)	532,400	24,192,256

Machinery: Industrial/Specialty - 2.8%
Actuant Corporation	355,400	16,934,810
Columbus McKinnon Corporation (1)	871,000	18,308,420

		35,243,230

TECHNOLOGY - 21.6%
Communications Technology - 4.0%
AudioCodes Ltd. (1)(2)	998,800	9,358,756
Avocent Corporation (1)	760,600	25,746,310
Ixia (1)	1,574,600	15,116,160

		50,221,226

Computer Services Software & Systems - 11.1%
Concur Technologies, Inc. (1)	893,200	14,326,928
Epicor Software Corporation (1)	1,071,400	14,474,614
Informatica Corporation (1)	637,800	7,787,538
Macrovision Corporation (1)	567,300	16,031,898
Progress Software Corporation (1)	638,800	17,841,684
SRA International, Inc., Class A (1)	676,900	18,100,306
Transaction Systems Architects, Inc. (1)	554,600	18,063,322
Wind River Systems, Inc. (1)	1,653,700	16,950,425
Witness Systems, Inc. (1)	922,900	16,178,437

		139,755,152

Electronics - 2.5%
Aeroflex Incorporated (1)	1,352,000	15,845,440
Semtech Corporation (1)	1,152,000	15,056,640

		30,902,080

Electronics: Semi-Conductors/Components - 4.0%
DSP Group, Inc. (1)	1,041,200	22,594,040
Microsemi Corporation (1)	638,100	12,538,665
Tessera Technologies, Inc. (1)	372,000	15,006,480

		50,139,185

UTILITIES - 1.2%
Utilities: Electrical - 1.2%
ITC Holdings Corp.	361,300	14,415,870

Total common stocks (Cost $1,075,792,640)		1,210,989,134

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $41,903,267, collateralized by $42,719,406 market value Federal Home Loan Mortgage Corporation Note, 5.25%, due 7/18/11 (Cost $41,880,000)	$41,880,000	41,880,000

Total investments - 99.4% (Cost $1,117,672,640)		1,252,869,134
Other assets less liabilities - 0.6%		7,218,725

Total net assets - 100.0% (3)		$1,260,087,859

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
AudioCodes Ltd.	Israel	US dollar
Core Laboratories N.V.	Netherlands	US dollar
ICON PLC (ADR)	Ireland	US dollar

(3)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

(ADR)	American Depository Receipt

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2006 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.6%
AUTO & TRANSPORTATION - 4.3%
Auto Parts: After Market - 1.3%
Commercial Vehicle Group, Inc (1)	801,400	$17,470,520
Superior Industries International, Inc.	549,700	10,592,719

		28,063,239

Auto Trucks & Parts - 1.1%
Wabash National Corporation	1,555,900	23,494,090

Shipping - 0.9%
OMI Corporation	958,500	20,291,445

Truckers - 1.0%
Arkansas Best Corporation	583,700	21,013,200

CONSUMER DISCRETIONARY - 27.2%
Advertising Agencies - 0.3%
Valassis Communications, Inc. (1)	451,100	6,540,950

Consumer Electronics - 1.2%
EarthLink, Inc. (1)	3,706,300	26,314,730

Household Furnishings - 3.8%
Ethan Allen Interiors Inc.	1,149,800	41,519,278
Furniture Brands International, Inc. (2)	2,012,900	32,669,367
La-Z-Boy Incorporated	695,300	8,253,211

		82,441,856

Leisure Time - 0.5%
Vail Resorts, Inc. (1)	231,900	10,393,758

Radio & TV Broadcasters - 0.4%
World Wrestling Entertainment, Inc., Class A	607,900	9,908,770

Rental & Leasing Services: Consumer - 0.9%
Rent-A-Center, Inc. (1)	693,100	20,453,381

Retail - 6.1%
1-800 CONTACTS, INC. (1)	675,500	11,017,405
America’s Car-Mart, Inc. (1)	195,400	2,317,444
Global Imaging Systems, Inc. (1)	360,700	7,917,365
Lithia Motors, Inc., Class A	393,500	11,317,060
MarineMax, Inc. (1)	637,800	16,538,154
Sonic Automotive, Inc., Class A	990,000	28,749,600
Tuesday Morning Corporation	670,100	10,420,055
Zale Corporation (1) (2)	1,586,600	44,757,986

		133,035,069

Services: Commercial - 11.3%
AMN Healthcare Services, Inc. (1)	618,400	17,030,736
CDI Corp.	243,000	6,050,700
Cross Country Healthcare, Inc. (1) (2)	1,981,300	43,231,966
Diamond Management & Technology Consultants, Inc. (2)	2,066,700	25,709,748
Gevity HR, Inc.	662,300	15,689,887
Hudson Highland Group, Inc. (1)	1,051,800	17,544,024
Korn/Ferry International (1)	773,500	17,759,560
Medical Staffing Network Holdings, Inc. (1) (2)	1,548,900	9,092,043
Spherion Corporation (1)	517,400	3,844,282
Tetra Tech, Inc. (1)	1,860,700	33,660,063
Watson Wyatt Worldwide, Inc.	1,236,900	55,846,035

		245,459,044

Textiles Apparel Manufacturers - 1.4%
Kellwood Company	915,950	29,786,694

Toys - 0.5%
Marvel Entertainment, Inc. (1)	391,000	10,521,810

Wholesalers - 0.8%
United Stationers Inc. (1)	379,800	17,732,862

CONSUMER STAPLES - 1.7%
Foods - 1.7%
Sanderson Farms, Inc. (2)	1,197,500	36,272,275

FINANCIAL SERVICES - 13.0%
Finance Companies - 1.1%
Assured Guaranty Ltd.	939,600	24,993,360

Financial Miscellaneous - 3.1%
Stewart Information Services Corporation (2)	1,549,900	67,203,664

Insurance: Multi-Line - 6.0%
Hilb Rogal & Hobbs Company	1,256,400	52,919,568
Hub International Limited (3)	754,900	23,696,311
Max Re Capital Ltd.	655,200	16,262,064
PICO Holdings, Inc. (1)	614,200	21,355,734
Security Capital Assurance Ltd	562,400	15,651,592

		129,885,269

Insurance: Property-Casualty - 0.4%
IPC Holdings, Ltd.	269,100	8,463,195

Investment Management Companies - 0.7%
Capital Southwest Corporation	23,100	2,916,144
GAMCO Investors, Inc., Class A	317,900	12,226,434

		15,142,578

Real Estate Investment Trusts (REIT) - 1.7%
Annaly Capital Management, Inc.	1,858,400	25,850,344
Cousins Properties Incorporated	99,200	3,498,784
Eagle Hospitality Properties Trust, Inc.	809,200	7,428,456

		36,777,584

HEALTHCARE - 4.9%
Electronics: Medical Systems - 2.4%
Analogic Corporation	579,600	32,538,744
Datascope Corp.	517,500	18,857,700

		51,396,444

Health Care Management Services - 0.5%
HealthSpring, Inc. (1)	539,700	10,982,895

Medical & Dental Instruments & Supplies - 1.6%
CONMED Corporation (1)	1,209,000	27,952,080
National Dentex Corporation (1) (2)	413,500	7,236,250

		35,188,330

Medical Services - 0.4%
America Service Group Inc. (1) (2)	603,600	9,639,492

MATERIALS & PROCESSING - 10.6%
Agriculture Fishing & Ranching - 1.0%
Gold Kist Inc. (1)	1,016,600	21,368,932

Building Materials - 0.5%
Simpson Manufacturing Co., Inc.	346,500	10,966,725

Chemicals - 1.2%
MacDermid, Incorporated	772,800	26,352,480

Copper - 0.1%
Mueller Industries, Inc.	99,600	3,157,320

Engineering & Contracting Services - 1.1%
Dycom Industries, Inc. (1)	1,130,000	23,865,600

Metal Fabricating - 3.6%
Lone Star Technologies, Inc. (1)	733,800	35,523,258
Quanex Corporation	1,251,175	43,278,143

		78,801,401

Paper - 1.3%
Albany International Corp., Class A	833,500	27,430,485

Steel - 1.8%
Schnitzer Steel Industries, Inc., Class A	978,900	38,862,330

OTHER ENERGY - 16.9%
Energy Miscellaneous - 0.9%
Aventine Renewable Energy Holdings, Inc. (1)	798,700	18,817,372

Machinery: Oil Well Equipment & Services - 3.5%
CARBO Ceramics Inc.	586,200	21,906,294
RPC Inc.	2,311,200	39,013,056
Superior Energy Services, Inc. (1)	447,400	14,621,032

		75,540,382

Offshore Drilling - 1.1%
Atwood Oceanics, Inc. (1)	474,600	23,241,162

Oil: Crude Producers - 11.4%
Cimarex Energy Co.	1,047,900	38,248,350
Energy Partners, Ltd. (1)	493,400	12,048,828
Forest Oil Corporation (1)	964,258	31,511,952
Grey Wolf, Inc. (1)	1,911,700	13,114,262
Mariner Energy, Inc. (1)	1,777,697	34,842,861
Plains Exploration & Production Company (1)	231,793	11,017,121
Rosetta Resources Inc. (1)	1,261,600	23,554,072
St. Mary Land & Exploration Company	1,288,000	47,449,920
Stone Energy Corporation (1)	608,700	21,517,545
VeraSun Energy Corporation (1)	728,800	14,393,800

		247,698,711

PRODUCER DURABLES - 4.4%
Electrical Equipment & Components - 0.3%
Power-One, Inc. (1)	1,073,200	7,812,896

Production Technology Equipment - 4.1%
Entegris, Inc. (1)	1,994,700	21,582,654
LTX Corporation (1) (2)	3,296,600	18,460,960
Orbotech, Ltd. (1) (2) (3)	1,736,800	44,184,192
Ultratech, Inc. (1)	360,300	4,496,544

		88,724,350

TECHNOLOGY - 10.2%
Communications Technology - 2.7%
ADC Telecommunications, Inc. (1)	790,200	11,481,606
ADTRAN, Inc.	249,200	5,656,840
Black Box Corporation	243,400	10,220,366
CSG Systems International, Inc. (1)	604,000	16,144,920
Standard Microsystems Corporation (1)	558,000	15,612,840

		59,116,572

Computer Services Software & Systems - 6.5%
Altiris, Inc. (1)	509,400	12,928,572
Borland Software Corporation (1)	769,500	4,186,080
CIBER, Inc. (1)	1,697,700	11,510,406
Keane, Inc. (1)	2,039,600	24,291,636
Lawson Software, Inc. (1)	6,256,300	46,234,057
Manhattan Associates, Inc. (1)	1,223,000	36,787,840
Open Text Corporation (1) (3)	282,800	5,740,840

		141,679,431

Computer Technology - 0.4%
Komag, Incorporated (1)	257,600	9,757,888

Electronics: Semi-Conductors/Components - 0.6%
Actel Corporation (1)	692,500	12,575,800

UTILITIES - 2.4%
Utilities: Electrical - 0.7%
El Paso Electric Company (1)	498,400	12,146,008
Pike Electric Corporation (1)	140,700	2,297,631

		14,443,639

Utilities: Gas Distributors - 0.5%
SEMCO Energy, Inc. (1)	1,676,240	10,225,064

Utilities: Telecommunications - 1.2%
IDT Corporation (1)	538,700	7,288,611
IDT Corporation, Class B (1)	557,500	7,292,100
USA Mobility, Inc.	572,800	12,813,536

		27,394,247

Total common stocks (Cost $1,730,319,957)		2,079,228,771

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.8%
Repurchase agreement with Fixed Income Clearing Corporation, 5.00%, dated 12/29/06, due 1/2/07, maturity value $83,366,289, collateralized by $50,562,500 market value Federal Home Loan Mortgage Corporation Note, 5.75%, due 5/23/11, and $34,427,113 market value Federal National Mortgage Association Note, 5.125%, due 4/15/11 (Cost $83,320,000)	$83,320,000	83,320,000

Total investments - 99.4% (Cost $1,813,639,957)		2,162,548,771
Other assets less liabilities - 0.6%		12,291,677

Total net assets - 100.0% (4)		$2,174,840,448

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form N-Q.
(3)	The Fund considers the issuer to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country	Trading Currency
Hub International Limited	Canada	US dollar
Open Text Corporation	Canada	US dollar
Orbotech, Ltd.	Israel	US dollar

(4)	Percentages for the various classifications relate to total net assets.

Security names may not represent the legal name of the entity.

ARTISAN FUNDS, INC.

Notes to Form N-Q – December 31, 2006 (Unaudited)

(A)	Organization:

As of December 31, 2006, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of nine open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name

Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)

Artisan International Fund (“International Fund” or “International”)

Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)

Artisan International Value Fund (“International Value Fund” or “International Value”)

Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)

Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)

Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)

Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)

Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invest a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds has the ability to invest in securities principally traded outside the U.S. The foreign markets in which the Funds may invest are sometimes open on days when the NYSE is not open and the Funds do not calculate their NAVs, and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Funds calculate their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government) or a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more United States securities indexes. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. An indication by any of those tools of a potential material change in the value of securities results in either a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether local market closing prices continue to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service. This third party research service is used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund or to the information presented.

(C)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements are recorded at cost plus accrued interest and are collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral is held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would suffer a loss.

(D)	Foreign currency translation:

Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(E)	Investment transactions:

Security transactions are accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions are recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities are computed on specific security lot identification. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2006 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$1,171,278	$1,175,613
International	2,323,981,175	2,435,891,866
International Small Cap	126,801,064	117,479,087
International Value	411,744,026	156,140,363
Mid Cap	695,127,141	932,366,153
Mid Cap Value	265,436,516	317,458,034
Opportunistic Value	28,694,627	6,439,745
Small Cap	227,919,364	319,840,152
Small Cap Value	320,353,982	276,442,905

(F)	Information for Federal income tax purposes:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$5,760,551	$1,279,405	$(50,621)	$1,228,784
International	11,196,045,125	4,299,949,845	(155,799,955)	4,144,149,890
International Small Cap	737,924,052	339,861,319	(12,268,970)	327,592,349
International Value	1,505,614,245	284,045,080	(8,540,845)	275,504,235
Mid Cap	4,244,913,455	1,269,228,051	(75,536,356)	1,193,691,695
Mid Cap Value	2,501,380,568	369,183,097	(41,498,687)	327,684,410
Opportunistic Value	106,476,380	9,673,229	(558,793)	9,114,436
Small Cap	1,124,783,001	156,982,347	(28,896,214)	128,086,133
Small Cap Value	1,813,865,293	400,173,717	(51,490,239)	348,683,478

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(G)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2006. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the three months ended December 31, 2006.

		As of 9/30/06					As of 12/31/06	As of 12/31/06
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income (1)	Share Balance	Value
	International
	Credit Saison Co., Ltd.	9,284,400	$1,556,870	$—	$—	$—	9,332,200	$321,516,071
	TAISEI CORPORATION (2)	54,263,300	—	75,368,576	(21,505,571)	—	38,554,150	117,601,415
	Total		1,556,870	75,368,576	(21,505,571)	$—		439,117,486
	International Small Cap
	Spazio Investment NV (3)(4)	—	$28,486,887	$835,335	$191,354	$—	1,769,487	$34,920,382
	Total		28,486,887	835,335	191,354	—		34,920,382
	International Value
	Pfeiffer Vacuum Technology AG	714,441	$3,383,166	$—	$—	$—	756,267	$64,291,186
	SurfControl PLC(4)	1,603,124	1,885,291	1,008,865	58,579	—	1,720,793	17,528,857
	Total		5,268,457	1,008,865	58,579	—		81,820,043
	Mid Cap
	Intermec, Inc. (4)	3,374,500	$18,604,186	$—	$—	$—	4,206,000	$102,079,620
	Marvel Entertainment, Inc. (2)(4)	1,361,100	73,515	6,100,823	2,503,374	—	1,038,600	27,948,726
	Total		18,677,701	6,100,823	2,503,374	—		130,028,346
	Mid Cap Value
	Furniture Brands International, Inc.	2,696,700	$—	$—	$—	$431,472	2,696,700	$43,767,441
	Marvel Entertainment, Inc. (2)(4)	2,440,500	—	12,754,056	6,084,693	—	1,748,100	47,041,371
	Zale Corporation (4)	2,543,200	—	19,860,867	(1,311,758)	—	1,910,600	53,898,026
	Total		—	32,614,923	4,772,935	431,472		144,706,838
	Small Cap Value
	America Service Group Inc. (4)	603,600	$—	$—	$—	$—	603,600	$9,639,492
	Cross Country Healthcare, Inc. (4)	2,097,500	—	2,177,027	510,335	—	1,981,300	43,231,966
	Diamond Management & Technology Consultants, Inc.	2,079,700	—	135,994	25,839	620,010	2,066,700	25,709,748
	Furniture Brands International, Inc.	2,012,900	—	—	—	322,064	2,012,900	32,669,367
	LTX Corporation (3)(4)	2,465,500	4,107,485	—	—	—	3,296,600	18,460,960
	Manhattan Associates, Inc. (2)(4)	1,539,600	—	6,675,733	2,442,298	—	1,223,000	36,787,840
	Marvel Entertainment, Inc. (2)(4)	576,200	—	2,637,746	2,424,798	—	391,000	10,521,810
	Medical Staffing Network Holdings, Inc. (4)	1,548,900	—	—	—	—	1,548,900	9,092,043
	National Dentex Corporation (4)	413,500	—	—	—	—	413,500	7,236,250
	Orbotech, Ltd. (3)(4)	1,277,200	11,574,459	—	—	—	1,736,800	44,184,192
	Sanderson Farms, Inc.	1,197,500	—	—	—	143,700	1,197,500	36,272,275
	Stewart Information Services Corporation	1,501,100	1,804,917	—	—	1,162,425	1,549,900	67,203,664
	Zale Corporation (4)	2,005,500	—	11,480,436	700,742	—	1,586,600	44,757,986
	Total		17,486,861	23,106,936	6,104,012	2,248,199		385,767,593

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of December 31, 2006.
(3)	Issuer was not an affiliate as of September 30, 2006.
(4)	Non-income producing security.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	February 23, 2007

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer
Date:	February 23, 2007